BUSINESS COMBINATIONS - Asset Acquired And Liabilities Assumed (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Oct. 14, 2022	Dec. 31, 2021
Liabilities assumed
Goodwill	$ 6,688		$ 5,238
Romeo Power, Inc
Assets acquired
Cash and cash equivalents		$ 5,365
Accounts receivable, net		871
Inventory		26,079
Prepaid expenses and other current assets		2,572
Restricted cash and cash equivalents		1,500
Property, plant and equipment, net		16,802
Investment in affiliates		10,000
Prepayment - long term supply agreement		44,835
Other assets		30,926
Total assets acquired		138,950
Liabilities assumed
Accounts payable		20,214
Accrued expenses and other current liabilities		8,554
Debt and finance lease liabilities, current		1,525
Long-term debt and finance lease liabilities, net of current portion		1,611
Operating lease liabilities		22,187
Warrant liability		11
Other long-term liabilities		7,711
Total liabilities assumed		61,813
Net assets acquired in Romeo Acquisition		77,137
Goodwill		1,450
Total consideration transferred		$ 78,587